Exhibit 99.1

Deloitte & Touche LLP Harborside Plaza 10, Suite 400 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 www.deloitte.com

September 10, 2015

Morgan Stanley & Co. LLC Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC 1585 Broadway New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) and J.P. Morgan Securities (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of MSJP 2015-HAUL, Commercial Mortgage Pass-Through Certificates, Series 2015-HAUL.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in the “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On September 8, 2015, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing 1 mortgage loan that is secured by 105 mortgaged properties (the “Mortgage Assets”).

From August 19, 2015 through September 10, 2015, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Assets.

Member of Deloitte Touche Tohmatsu

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At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets, (iii) the existence or ownership of the Mortgage Assets or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information provided to us, including the information set forth in the Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events and circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

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This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,	MSJP 2015-HAUL AUP

/s/ Deloitte & Touche LLP

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by representatives of the Company, with respect to each of the Mortgage Assets (the “Source Documents”):

Loan agreement, promissory notes or mortgage, assignment of leases and rents and security agreements (collectively, the “Loan Agreement”);

The guaranty agreement or environmental indemnity agreement (collectively, the “Guaranty”);

Cash management agreement (the “Cash Management Agreement”);

The closing statement (the “Closing Statement”);

The real estate property appraisal reports (collectively, the “Appraisal Report”);

United States Postal Service website – www.usps.com (“USPS”);

Property condition reports (collectively, the “Engineering Report”);

U-Haul underwriting model (the “UW Model”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The phase I environmental reports (collectively, the “Phase I Report”); and

The seismic reports (collectively, the “Seismic Report”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only – not applicable
2	U-Haul SubPool	Identification purposes only – not applicable
3	U-Haul Property ID	Identification purposes only – not applicable
4	Property Name	Identification purposes only – not applicable
5	Street Address	Appraisal Report
6	City	Appraisal Report
7	State	Appraisal Report
8	County	Appraisal Report
9	Zip Code	Appraisal Report/USPS
10	Property Type	Appraisal Report
11	Property Type Detail	Appraisal Report
12	Year Built	Appraisal Report/Engineering Report

	Characteristic	Source Document
13	Bldg. Size (SF)	UW Model
14	Rentable SF	UW Model
15	Total Units	UW Model
16	Total Climate Controlled Units	UW Model
17	RV Units	UW Model
18	Collateral Occupancy Rate	UW Model
19	Occupancy As of Date	UW Model
20	Whole Loan Original Balance	Loan Agreement
21	Whole Loan Cut-off Date Balance	Refer to calculation procedures
22	Loan PSF	Refer to calculation procedures
23	Loan Purpose	Closing Statement
24	Sponsor	Guaranty
25	Carve-Out Guarantor(s)	Guaranty
26	Title Type	Title Policy [1]
27	Monthly IO Payment	Not Applicable
28	Annual IO Debt Service	Not Applicable
29	Monthly P&I Payment	Loan Agreement
30	Annual P&I Debt Service	Refer to calculation procedures
31	Interest Accrual Method	Loan Agreement
32	IO Term (mos)	Not Applicable
33	Original Amortization Term	Refer to calculation procedures
34	Remaining Amortization Term	Refer to calculation procedures
35	Origination Date	Loan Agreement
36	First Payment Date	Loan Agreement
37	Interest Rate	Loan Agreement
38	Administrative Fee Rate	Provided by representatives of the Company
39	Net Interest Rate	Refer to calculation procedures
40	Original Loan Term (mos)	Refer to calculation procedures
41	Remaining Loan Term (mos)	Refer to calculation procedures
42	Seasoning	Refer to calculation procedures
43	Maturity Date	Loan Agreement
44	Balloon Balance	Refer to calculation procedures
45	Lockout Expiration Date	Loan Agreement
46	Open Period Begin Date	Loan Agreement
47	Prepay Description	Loan Agreement
48	Appraisal Date	Appraisal Report
49	Appraisal Value	Appraisal Report
50	Cut-off Date LTV	Refer to calculation procedures
51	Maturity Date LTV	Refer to calculation procedures
52	4th Most Recent Occupancy Date	UW Model
53	4th Most Recent Occupancy	UW Model

1 Representatives of the Company instructed us to assume a Title Type of “Fee” for properties with Title Types described in the respective Title Policies as “Fee Simple and Leasehold.”

	Characteristic	Source Document
54	3rd Most Recent Occupancy Date	UW Model
55	3rd Most Recent Occupancy	UW Model
56	2nd Most Recent Occupancy Date	UW Model
57	2nd Most Recent Occupancy	UW Model
58	Fourth Most Recent NOI Date	UW Model
59	Fourth Most Recent NOI	UW Model
60	Third Most Recent NOI Date	UW Model
61	Third Most Recent NOI	UW Model
62	Second Most Recent NOI Date	UW Model
63	Second Most Recent NOI	UW Model
64	Most Recent NOI Date	UW Model
65	Most Recent Description	UW Model
66	Most Recent Revenue	UW Model
67	Most Recent Expenses	UW Model
68	Most Recent NOI	UW Model
69	Most Recent NCF	UW Model
70	Underwritten In-Place Revenue	UW Model
71	Underwritten In-Place Expenses	UW Model
72	Underwritten In-Place NOI	UW Model
73	Underwritten In-Place IO NOI DSCR	Not Applicable
74	Underwritten In-Place P&I NOI DSCR	Refer to calculation procedures
75	Underwritten In-Place NOI Debt Yield	Refer to calculation procedures
76	Underwritten In-Place Replacement Reserve	UW Model
77	Underwritten In-Place TI/LC Reserve	UW Model
78	Underwritten In-Place NCF	UW Model
79	Underwritten In-Place IO NCF DSCR	Not Applicable
80	Underwritten In-Place P&I NCF DSCR	Refer to calculation procedures
81	Underwritten In-Place NCF Debt Yield	Refer to calculation procedures
82	Lockbox	Loan Agreement/Cash Management Agreement
83	Cash Management	Loan Agreement/Cash Management Agreement
84	Engineering Report Date	Engineering Report
85	Environmental Phase I Report Date	Phase I Report
86	Environmental Phase II Report Date	Not Applicable
87	Seismic Report Date	Seismic Report
88	Ground Lease Expiration Date	Not Applicable
89	Ground Lessor	Not Applicable

	Characteristic	Source Document
90	Additional Financing	Loan Agreement
91	In Place/Future	Not Applicable
92	Additional Financing Type	Not Applicable
93	Additional Financing Amount	Not Applicable
94	Additional Financing Cumulative Loan PSF	Not Applicable
95	Additional Financing Cumulative LTV	Not Applicable
96	Additional Financing Lender	Not Applicable
97	Additional Financing Interest Rate	Not Applicable
98	Additional Financing Interest Accrual Method	Not Applicable
99	Additional Financing Amortization Type	Not Applicable
100	Additional Financing Origination Date	Not Applicable
101	Additional Financing Monthly IO Payment	Not Applicable
102	Additional Financing Annual IO Payment	Not Applicable
103	Additional Financing Monthly P&I Payment	Not Applicable
104	Additional Financing Annual Payment	Not Applicable
105	Additional Financing Cumulative IO DSCR on NCF	Not Applicable
106	Additional Financing Cumulative P&I DSCR on NCF	Not Applicable
107	Additional Financing Cumulative Debt Yield on NOI	Not Applicable
108	Real Estate Tax Escrow - Initial	Closing Statement
109	Real Estate Tax Escrow - Ongoing	Loan Agreement
110	Insurance Escrow - Initial	Closing Statement
111	Insurance Escrow - Ongoing	Loan Agreement
112	Replacement Reserve Escrow - Initial	Closing Statement
113	Replacement Reserve Escrow - Ongoing	Loan Agreement
114	Immediate Repairs Escrow - Initial	Closing Statement
115	Immediate Repairs Escrow - Ongoing	Loan Agreement
116	Rollover Escrow - Initial	Closing Statement
117	Rollover Escrow - Ongoing	Loan Agreement
118	Other Escrow Required	Loan Agreement
119	Other Escrow 1 Description	Not Applicable
120	Other Escrow 1 Initial	Not Applicable

	Characteristic	Source Document
121	Other Escrow 1 - Ongoing	Not Applicable

With respect to Characteristic 21, assuming, at your request, no prepayments of principal, we recomputed the Whole Loan Cut-off Date Balance using the First Payment Date, Monthly P&I Payment, Whole Loan Original Balance, Interest Accrual Method, Interest Rate and October 1, 2015 (the “Cut-off Date”, as provided by representatives of the Company). At the request of representatives of the Company, a Whole Loan Cut-off Date Balance difference of one dollar or less was deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 22, we recomputed the Loan PSF by dividing the (i) Whole Loan Cut-off Date Balance by (ii) Rentable SF.

With respect to Characteristic 30, we recomputed the Annual P&I Debt Service by multiplying the (i) Monthly P&I Payment by (ii) twelve.

With respect to Characteristic 33, we recomputed the Original Amortization Term using the Whole Loan Original Balance, Monthly P&I Payment, Interest Rate and a 30/360 Interest Accrual Method.

With respect to Characteristic 34, we recomputed the Remaining Amortization Term by subtracting the (i) Seasoning from (ii) Original Amortization Term.

With respect to Characteristic 39, we recomputed the Net Interest Rate by subtracting the (i) Administrative Fee Rate, as provided by representatives of the Company, from (ii) Interest Rate.

With respect to Characteristic 40, we recomputed the Original Loan Term (mos) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 41, we recomputed the Remaining Loan Term (mos) by subtracting the (i) Seasoning from (ii) Original Loan Term (mos).

With respect to Characteristic 42, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 44, assuming, at your request, no prepayments of principal, we recomputed the Balloon Balance using the First Payment Date, Monthly P&I Payment, Whole Loan Original Balance, Interest Accrual Method, Maturity Date and Interest Rate. At the request of representatives of the Company, a Balloon Balance difference of one dollar or less was deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 50, we recomputed Cut-off Date LTV by dividing the (i) Whole Loan Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 51, we recomputed Maturity Date LTV by dividing the (i) Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 74, we recomputed the Underwritten In-Place P&I NOI DSCR by dividing the (i) Underwritten In-Place NOI by (ii) Annual P&I Debt Service.

With respect to Characteristic 75, we recomputed the Underwritten In-Place NOI Debt Yield by dividing the (i) Underwritten In-Place NOI by (ii) Whole Loan Cut-off Date Balance.

With respect to Characteristic 80, we recomputed the Underwritten In-Place P&I NCF DSCR by dividing the (i) Underwritten In-Place NCF by (ii) Annual P&I Debt Service.

With respect to Characteristic 81, we recomputed the Underwritten In-Place NCF Debt Yield by dividing the (i) Underwritten In-Place NCF by (ii) Whole Loan Cut-off Date Balance.